Summary of significant accounting policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 12, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Advertising costs		$ 304,000	$ 379,000		$ 500,000
Unbilled accounts receivable				6,878,000	6,193,000
Research and developments costs		900,000	400,000		4,000,000
Software cost		$ 0	400,000	900,000	$ 2,800,000
Cash in excess by FDIC				$ 2,354,000
Concentration of credit risk, description		No one individual client represents more than 10% of revenues for the three months ended November 30, 2019, and 2018, respectively
Volatility				119.00%	121.00%
Accounts Receivable [Member] | Four clients [Member]
Risk-free interest rate				1.76%
Volatility				100.00%
Warrant [Member]
Short term accrued workers compensation		$ 200,000		$ 1,800,000
Long term accrued workers compensation		300,000		4,100,000
Short-term asset and workers compensation - deposits		2,000,000		1,900,000
Short-term asset and workers compensation - deposits		6,200,000		$ 6,300,000
Risk-free interest rate	2.41%			2.78%
Volatility	122.00%			120.00%
Senior Secured Convertible Notes [Member]
Settlement claims
Options [Member]
Short term accrued workers compensation		1,800,000		100,000
Long term accrued workers compensation		$ 5,900,000		$ 300,000
Treasury Stock [Member]
Concentration of credit risk percent		92.00%		92.00%	86.00%
Everest Program [Member] | July 2018 [Member]
Risk-free interest rate				1.39%
Volatility				119.00%